Average Annual Total Returns{- Fidelity® Diversified International Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® Diversified International Fund	Fidelity Diversified International Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Diversified International Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Diversified International Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Diversified International Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	18.91%	9.77%	7.45%	18.73%	9.08%	6.92%	11.48%	7.68%	6.00%	8.02%	7.67%	5.69%